Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 30,159	$ 27,731
Less: Accumulated depreciation	(1,264)	(1,202)
Property, plant and equipment, net	28,895	26,529
Finance lease right-of-use assets	1,233
Less: Accumulated amortization	(6)
Finance lease-right-of-use assets, net	1,227
Total property, plant and equipment, net	30,122	26,529
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	707	707
Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	403	403
Construction in progress - Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	17,171	15,739
Construction in progress - Magnet plant equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	10,939	10,036
Lab Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	576	500
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	346	346
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 17